Expense Example - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund - Fidelity Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542